Certain Balance Sheet Items (Details) - Schedule of property and equipment - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated depreciation	[1]	$ (291)	$ (289)
Property and equipment, net			2
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[1]	$ 291	$ 291

[1]	Includes the impact of foreign currency exchange rate fluctuations.